Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

NOTE 5. CASH AND CASH EQUIVALENTS
Cash equivalents are held to meet short-term payment commitments, rather than for investment or similar purposes. A financial asset is classified as cash equivalent if it can be readily convertible into a certain amount of cash and its risk of changes in value is immaterial. Accordingly, an investment with original maturity of three months or less is classified as cash equivalent. Equity interests are excluded from cash equivalents.
Cash and cash equivalents break down as follows:

	12.31.23	12.31.22	12.31.21
Net cash and Due from Banks(1)	1,995,884,822	1,393,686,854	1,440,233,266
Argentine Central Bank’s Bills and Notes Maturing up to 90 days(2)	26,543,350	2,242,639,562	1,101,389,597
Receivables from Active Passes(2)	1,160,625,855	358,375,689	1,228,501,588
Loans to Financial Institutions(3)	6,000,000	16,407,135	39,929,501
Overnight Placements in Foreign Banks(3)	17,579,519	78,447,226	34,065,960
Mutual Funds(4)	48,786,211	32,881,801	26,945,400
Time Deposits Maturing up to 90 days(5)	11,919,770	9,122,151	23,070,025
Total Cash and Cash Equivalents	3,267,339,527	4,131,560,418	3,894,135,337
(1)Net of Cash and Cash Equivalents for spot purchases or sales pending settlement.
(2)Included within Repurchase Transactions.
(3)Included within Loans and Other Financing.
(4)Included within Debt Securities at Fair Value through Profit or Loss.
(5)Included within Other Financial Assets.
The reconciliation of financing activities as of December 31, 2023, 2022 and 2021 is presented below:

Item	Balances at 31.12.22	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.23
Lease Liabilities	23,902,091	(6,372,889)	—	11,931,614	29,460,816
Debt Securities	209,587,705	(157,188,276)	75,020,756	(34,704,673)	92,715,512
Subordinated Debt Securities	141,394,653	—	—	64,218,240	205,612,893
Financing Received from the Argentine Central Bank and Other Financial Institutions	116,684,862	(335,727,529)	373,779,755	(16,608,389)	138,128,699
Total	491,569,311	(499,288,694)	448,800,511	24,836,792	465,917,920

Item	Balances at 31.12.21	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.22
Lease Liabilities	26,578,829	(8,331,048)	—	5,654,310	23,902,091
Debt Securities	169,677,031	(124,998,913)	209,971,829	(45,062,242)	209,587,705
Subordinated Debt Securities	159,387,627	—	—	(17,992,974)	141,394,653
Financing Received from the Argentine Central Bank and Other Financial Institutions	143,882,388	(160,146,015)	233,677,686	(100,729,197)	116,684,862
Total	499,525,875	(293,475,976)	443,649,515	(158,130,103)	491,569,311

Item	Balances at 31.12.20	Cash flow payments	Cash flow receipts	Other movements	Balances at 31.12.21
Lease Liabilities	39,951,919	(10,531,399)	—	(2,841,691)	26,578,829
Debt Securities	156,330,866	(103,467,999)	144,871,361	(28,057,198)	169,677,031
Subordinated Debt Securities	198,262,734	—	—	(38,875,107)	159,387,627
Financing Received from the Argentine Central Bank and Other Financial Institutions	126,614,543	(107,656,543)	139,594,879	(14,670,491)	143,882,388
Total	521,160,062	(221,655,941)	284,466,240	(84,444,487)	499,525,875
The risk analysis for cash and cash equivalents is presented in Note 45. Related parties information is disclosed in Note 51.